INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		As of December 31,
	Note	2023	2024

Customer contracts		1,518,587	1,451,341
Software		72,077	77,180
Licenses		15,782	6,000
Others		204	464
		1,606,650	1,534,985
Less: accumulated amortization		(801,612)	(955,507)
Less: impairment losses	2(n)	(116,748)	(98,364)
Intangible assets, net		688,290	481,114

Schedule of estimated future amortization expense

Fiscal year ending December 31,
2025	188,041
2026	173,397
2027	48,919
2028	19,808
2029	14,714
Thereafter	36,235
Total	481,114